Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Income Taxes	Income Taxes
A. Consolidated Statements of Earnings

I. Rate Reconciliations

Year ended Dec. 31	2020	2019	2018
Earnings (loss) before income taxes	(303)	193	(96)
Net earnings (loss) attributable to non-controlling interests not subject to tax	2	(26)	(19)
Adjusted earnings (loss) before income taxes	(301)	167	(115)
Statutory Canadian federal and provincial income tax rate (%)	24.5%	26.5%	26.8%
Expected income tax expense (recovery)	(74)	44	(31)
Increase (decrease) in income taxes resulting from:
Differences in effective foreign tax rates	3	5	(3)
Deferred income tax expense related to temporary difference on investment in subsidiaries	9	—	—
Writedown (reversal of writedown) of deferred income tax assets	8	(9)	27
Statutory and other rate differences	(7)	(31)	—
Other	11	8	1
Income tax expense (recovery)	(50)	17	(6)
Effective tax rate (%)	17%	10%	5%

II. Components of Income Tax Expense
The components of income tax expense are as follows:

Year ended Dec. 31	2020	2019	2018
Current income tax expense	35	35	28
Deferred income tax expense (recovery) related to the origination and reversal of temporary differences	(95)	22	(61)
Deferred income tax expense related to temporary difference on investment in subsidiary	9	—	—
Deferred income tax recovery resulting from changes in tax rates or laws(1)	(7)	(31)	—
Deferred income tax expense (recovery) arising from the writedown (reversal of writedown) of deferred income tax assets(2)	8	(9)	27
Income tax expense (recovery)	(50)	17	(6)

Year ended Dec. 31	2020	2019	2018
Current income tax expense	35	35	28
Deferred income tax recovery	(85)	(18)	(34)
Income tax expense (recovery)	(50)	17	(6)
(1) In 2020 the Corporation recognized a deferred income tax recovery of $7 million (2019 —$31 million) related to a decrease in the Alberta corporate tax rate from 11 per cent to 8 per cent. The tax decrease was originally scheduled as follows: 11 per cent effective July 1, 2019, 10 per cent effective Jan. 1, 2020, 9 per cent effective Jan. 1, 2021, and 8 per cent effective Jan. 1, 2022. The Government of Alberta enacted the rate to decrease to 8 per cent effective Dec. 9, 2020.
(2) During the year ended Dec. 31, 2020, the Corporation recorded a writedown of deferred tax assets of $8 million (2019 — $9 million writedown reversal, 2018 — $27 million writedown). In the current year additional deferred tax assets were created from the recognition of other comprehensive losses in the US. The deferred income tax assets mainly relate to the tax benefits of losses associated with the Corporation’s directly owned US operations. The Corporation evaluates at each period end, whether it is probable that sufficient future taxable income would be available from the Corporation’s directly owned US operations to utilize the underlying tax losses.
B. Consolidated Statements of Changes in Equity
The aggregate current and deferred income tax related to items charged or credited to equity are as follows:

Year ended Dec. 31	2020	2019	2018
Income tax expense (recovery) related to:
Net impact related to cash flow hedges	(23)	6	(12)
Net actuarial gains (losses)	(3)	(7)	5
Income tax expense reported in equity	(26)	(1)	(7)

C. Consolidated Statements of Financial Position
Significant components of the Corporation’s deferred income tax assets (liabilities) are as follows:

As at Dec. 31	2020	2019
Net operating loss carryforwards(1)	469	494
Future decommissioning and restoration costs	140	122
Property, plant and equipment	(717)	(828)
Risk management assets and liabilities, net	(107)	(141)
Employee future benefits and compensation plans	62	56
Interest deductible in future periods	22	42
Foreign exchange differences on US-denominated debt	31	40
Other deductible temporary differences	2	4
Net deferred income tax liability, before writedown of deferred income tax assets	(98)	(211)
Writedown of deferred income tax assets	(247)	(243)
Net deferred income tax liability, after writedown of deferred income tax assets	(345)	(454)
(1) Net operating losses expire between 2029 and 2039.

The net deferred income tax liability is presented in the Consolidated Statements of Financial Position as follows:

As at Dec. 31	2020	2019
Deferred income tax assets(1)	51	18
Deferred income tax liabilities	(396)	(472)
Net deferred income tax liability	(345)	(454)

(1) The deferred income tax assets presented on the Consolidated Statements of Financial Position are recoverable based on estimated future earnings and tax planning strategies. The assumptions used in the estimate of future earnings are based on the Corporation’s long-range forecasts.

D. Contingencies
As of Dec. 31, 2020, the Corporation had recognized a net liability of nil (2019 — $1 million) related to uncertain tax positions.